Share-Based Payments - Narrative (Details) R in Millions									3 Months Ended	12 Months Ended
	Sep. 18, 2024 R / shares	Jul. 01, 2024 shares	Apr. 04, 2024	Sep. 18, 2023 R / shares	Sep. 19, 2022 R / shares	Sep. 20, 2021 R / shares	Sep. 18, 2020 R / shares	Sep. 18, 2019 R / shares	Jun. 30, 2024 R / shares	Jun. 30, 2025 R / shares	Jun. 30, 2024 ZAR (R)	Dec. 08, 2023 R / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
30 Day Average Market Price												100.66
Harmony ESOP Trust
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ownership interest (as a percent)											2.00%
Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share)							R 74.90
Katleho ya Moruo Employee Share Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share)									R 175.65	R 176.36
Stock Value Issued Period, Exercise of Stock Options | R											1,274
Participation units | Katleho ya Moruo Employee Share Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)			5 years
Number of participation units awarded to each beneficiary under scheme | shares		360
Bottom of range | Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share)	R 162.42			R 84.88	R 42.48	R 45.58		R 45.89
Top of range | Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share)	R 203.88			R 105.85	R 47.25	R 57.93		R 56.87